SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 20:-	SUBSEQUENT EVENTS

In March 2017, the Board of Directors appointed the Company’s new Chief Financial Officer (CFO) effective as of April 1, 2017. Under the terms of his employment agreement, the new CFO was granted Restricted Stock Units exercisable to 10,000 of the Company’s ordinary shares, pursuant to the 2013 plan, which will vest in four equal installments over a period of four years, commencing as of March 29, 2017, at an exercise price of 3 NIS per share.